UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/06

Item 1.  Schedule of Investments.

ARROW DWA BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2006

% of Portfolio	Description	Shares	Value
96.78%	Exchange Traded Funds

8.83%	Commodity Funds
	StreetTRACKS Gold Trust *	39,935	$ 2,405,684

25.33%	Debt Index Funds
	iShares Lehman 7-10 Year Treasury Bond Fund	41,564	3,461,034
	iShares Lehman Aggregate Bond Fund	34,266	3,441,334
			6,902,368
37.63%	Equity Index Funds
	iShares Cohen & Steers Realty Majors Index Fund	37,243	3,644,228
	iShares Dow Jones US Financial Sector Index Fund	9,501	1,078,744
	iShares Dow Jones US Telecommunications Sector Index Fund	24,000	688,800
	iShares Dow Jones US Utilities Sector Index Fund	8,961	781,937
	Rydex S&P 500 Pure Growth	63,068	2,219,994
	Rydex S&P 500 Pure Value	56,403	1,841,558
			10,255,261
24.99%	Foreign Index Funds
	iShares FTSE/Xinhua China 25 Index Fund	19,532	1,671,744
	iShares MSCI Belgium Index Fund	43,402	1,052,498
	iShares MSCI Mexico Index Fund	31,453	1,463,194
	iShares MSCI Netherlands Index Fund	42,850	1,068,250
	iShares MSCI Spain Index Fund	30,744	1,553,494
			6,809,180
	Total Exchange Traded Funds
	(Cost $25,432,119)		26,372,493

5.59%	Short-Term Investments

5.59%	Money Market Fund
	Milestone Treasury Obligations Portfolio Institutional Class
	5.15%, 11/1/06 (Cost $1,524,346)	1,524,346	1,524,346

102.37%	Total Investments
	(Cost $26,956,465)		$ 27,896,839

-2.37%	Liabilities in excess of other assets		$ (645,444)

100.00%	Total Net Assets		$ 27,251,395

* Non-income producing securities.

At October 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 940,374
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			-
Net unrealized appreciation			$ 940,374

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/28/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/28/06